Pastos Grandes - Summary of Loans Advanced to Joint Operation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PGCo
Disclosure of subsidiaries [line items]
Loans to Minera Exar	$ 65,000
Minera Exar
Disclosure of subsidiaries [line items]
Loans advanced, beginning balance		$ 67,355
Loans to Minera Exar		0	$ 65,000	$ 0
Accrued interest		5,892	2,355	0
Loans advanced, ending balance		71,537	67,355
Minera Exar | PGCo
Disclosure of subsidiaries [line items]
Loans advanced, beginning balance		67,355	0
Loans to Minera Exar			65,000
Accrued interest		5,892	2,355
Derecognition of existing loans upon extinguishment		(72,445)
Recognition of new loans at fair value upon restructuring		70,735
Loans advanced, ending balance		$ 71,537	$ 67,355	$ 0